Other financial assets - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other financial assets - Text Details (Detail) [Line Items]
Increase (Decrease) in current financial assets	€ 435	€ 434
Other current financial assets	1	436	€ 2
Sale Of Shares Of Philips Lighting	549
Reclassification adjustments on available-for-sale financial assets, before tax			€ (1)
Non-current investments in equity instruments designated at fair value through other comprehensive income	45	172
Sales redemptions	174	116
Cumulative gain (loss) on disposal of investments in equity instruments designated at fair value through other comprehensive income	204	0
Corindus Vascular Robotics [member]
Other financial assets - Text Details (Detail) [Line Items]
Cumulative gain (loss) on disposal of investments in equity instruments designated at fair value through other comprehensive income	84
Financial assets at fair value through other comprehensive income, category [member]
Other financial assets - Text Details (Detail) [Line Items]
Sales redemptions	109	€ 18
Financial assets at fair value through other comprehensive income, category [member] | Diagnosis & Treatment [Member]
Other financial assets - Text Details (Detail) [Line Items]
Sales redemptions	102
Signify Member
Other financial assets - Text Details (Detail) [Line Items]
Interest in entity		16.50%
Philips Lighting [Member]
Other financial assets - Text Details (Detail) [Line Items]
Reclassification adjustments on available-for-sale financial assets, before tax	€ 114